Finance Receivables, Credit Quality Information and Allowance for Credit Losses	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Finance Receivables, Credit Quality Information and Allowance for Credit Losses
Note 2.    Finance Receivables
Finance Receivables at Fair Value:
The components of installment finance receivables at fair value as of June 30, 2021 were as follows (in thousands):

June 30, 2021
Unpaid principal balance of finance receivables - accrual	$244,305
Unpaid principal balance of finance receivables - non-accrual	15,611

Unpaid principal balance of finance receivables	259,916

Finance receivables at fair value - accrual	286,190
Finance receivables at fair value - non-accrual	770

Finance receivables at fair value	286,960
Accrued interest and fees receivable	9,421

Finance receivables at fair value	296,381

Difference between unpaid principal balance and fair value	$27,044

The Company’s policy is to discontinue and reverse the accrual of interest income on installment finances receivables at the earlier of 60 days past due on a recency basis or 90 days past due on a contractual basis. As of June 30, 2021, the aggregate unpaid principal balance and fair value of installment finance receivables 90 days or more past due was $10,048 thousand and $495 thousand, respectively.
Changes in the fair value of installment finance receivables at fair value during the three months ended June 30, 2021 were as follows (in thousands):

Balance at the beginning of the period	$269,782
Originations of principal	231,475
Repayments of principal	(191,899)
Accrued interest and fees receivable	146
Charge-offs, net (1)	(17,322)
Adjustment to fair value	(1,817)
Net change in fair value (1)	6,016

Balance at the end of the period	$296,381

(1)	Included in “Change in fair value of finance receivables” in the Consolidated Statements of Operations.
Changes in the fair value of installment finance receivables at fair value during the six months ended June 30, 2021 were as follows (in thousands):

Balance at the beginning of the period	$289,166
Originations of principal	427,317
Repayments of principal	(386,102)
Accrued interest and fees receivable	1,512
Charge-offs, net (1)	(37,155)
Adjustment to fair value	(1,817)
Net change in fair value (1)	3,460

Balance at the end of the period	$296,381

(1)	Included in “Change in fair value of finance receivables” in the Consolidated Statements of Operations.
Finance Receivables at Amortized Cost, net:
Prior to January 1, 2021, the Company carried all finance receivables at amortized cost, including accrued interest and fees, unamortized loan origination costs, and allowance for credit losses. On January 1, 2021, the Company elected the fair value option for its installment finance receivables. The Company did not elect the fair value option for its SalaryTap finance receivables, which are carried at amortized cost. The components of finance receivables carried at amortized cost as of June 30, 2021 and December 31, 2020 were as follows (in thousands):

	June 30, 2021	December 31, 2020
Finance receivables	$142	$255,943
Accrued interest and fees	1	7,910
Unamortized loan origination costs	—	13,421
Allowance for credit losses	(11)	(55,031)

Finance receivables at amortized cost, net	$132	$222,243

Changes in the allowance for credit losses on finance receivables during the three and six months ended June 30, 2021 were as follows (in thousands):

	For the Three Months Ended
	June 30, 2021	June 30, 2020
Beginning balance	$7	$53,497
Provisions for credit losses on finance receivables	31	11,168
Finance receivables charged off	(27)	(23,826)
Recoveries of charge offs	—	3,019

Ending balance	$11	$43,858

	For the Six Months Ended
	June 30, 2021	June 30, 2020
Beginning balance	$55,031	$53,146
Effects of adopting fair value option	(55,031)	—
Provisions for credit losses on finance receivables	38	39,833
Finance receivables charged off	(27)	(54,796)
Recoveries of charge offs	—	5,675

Ending balance	$11	$43,858

Changes in the reserve for repurchase liability for third-party lender losses were as follows for the three months ended June 30, 2020 (in thousands):

Beginning balance, March 31, 2020	$4,446
Provision for repurchase liabilities	1,707
Finance receivables charged off	(3,214)
Recoveries of charge offs	241
Ending balance, June 30, 2020	$3,180

Changes in the reserve for repurchase liability for third-party lender losses were as follows for the six months ended June 30, 2020 (in thousands):

Beginning balance, December 31, 2019	$4,978
Provision for repurchase liabilities	5,042
Finance receivables charged off	(7,345)
Recoveries of charge offs	505

Ending balance, June 30, 2020	$3,180

The Company released the reserve for repurchase liability for third-party lender losses on January 1, 2021 upon election of the fair value option for its installment finance receivables. As such, there was no reserve for repurchase liability for third-party losses as of January 1, 2021 and thereafter.
The following is an assessment of the credit quality of finance receivables at amortized cost and presents the recency delinquency and contractual delinquency of the finance receivabl
e
 portfolio as of June 30, 2021 and December 31, 2020 (in thousands):

	June 30, 2021		December 31, 2020
	Recency delinquency	Contractual delinquency	Recency delinquency	Contractual delinquency
Current	$142	$142	$240,623	$220,438
Delinquency
30-59 days	—	—	7,760	12,574
60-89 days	—	—	7,560	9,852
90+ days	—	—	—	13,079

Total delinquency	—	—	15,320	35,505

Finance receivables	$142	$142	$255,943	$255,943

In accordance with the Company’s income recognition policy, finance receivables in non-accrual
status as of December 31, 2020 was $19,277 thousand. There were no finance receivables guaranteed by the Company under the CSO program which were greater than 90 days past due as of June 30, 2021 and December 31, 2020, which had not already been repurchased by the Company and included in the totals above.

Note 2. Finance Receivables, Credit Quality Information and Allowance for Credit Losses
Finance receivables consisted of the following at December 31:

	2020	2019
Finance receivables	$255,943,182	$257,990,258
Accrued interest and fees	7,910,095	13,801,779
Unamortized loan origination costs	13,420,547	18,368,080
Allowance for credit losses	(55,031,095)	(53,145,900)

Finance receivables, net	$222,242,729	$237,014,217

Changes in the allowance for credit losses on finance receivables were as follows for the years ended December 31:

	2020	2019	2018
Beginning balance	$53,145,900	$27,116,838	$10,597,922
Provision for credit losses on finance receivables	81,619,163	99,389,395	47,386,408
Finance receivables charged off	(90,173,497)	(78,882,560)	(32,922,512)
Recoveries of charge offs	10,439,529	5,522,227	2,055,020

Ending balance	$55,031,095	$53,145,900	$27,116,838

Allowance for credit losses on finance receivables as a percentage of finance receivables	21.5%	20.6%	19.6%

Changes in the reserve for repurchase liability for third-party lender losses were as follows for the years ended December 31:

	2020	2019	2018
Beginning balance	$4,977,603	$4,983,253	$2,817,169
Provision for repurchase liabilities	9,167,690	14,864,492	11,030,284
Finance receivables charged off	(10,755,262)	(15,581,005)	(8,982,763)
Recoveries of charge offs	850,377	710,863	118,563

Ending balance	$4,240,408	$4,977,603	$4,983,253

The following is an assessment of the credit quality of finance receivables and presents the recency delinquency of the finance receivable portfolio for the years ended December 31:

	2020		2019
Current	$240,622,536	94.0%	$236,368,649	91.6%
Delinquency
30 to 59 days	7,760,946	3.0%	9,798,206	3.8%
60 to 89 days	7,559,700	3.0%	11,823,403	4.6%

Total delinquency	15,320,646	6.0%	21,621,609	8.4%

Finance receivables	$255,943,182	100.0%	$257,990,258	100.0%
The following is an assessment of the credit quality of finance receivables and presents the contractual delinquency of the finance receivable portfolio for the years ended December 31:

	2020		2019
Current	$220,438,346	86.1%	$217,241,832	84.2%
Delinquency
30 to 59 days	12,574,461	4.9%	15,739,823	6.1%
60 to 89 days	9,851,665	3.9%	15,641,858	6.1%
90+ days	13,078,710	5.1%	9,366,745	3.6%

Total delinquency	35,504,836	13.9%	40,748,426	15.8%

Finance receivables	$255,943,182	100.0%	$257,990,258	100.0%
In accordance with the Company’s income recognition policy, finance receivables in non-accrual status as of December 31, 2020 and 2019 were $19,277,057 and $11,823,403, respectively. There were no finance receivables guaranteed by the Company under the CSO program which were greater than 90 days past due at December 31, 2020 and 2019, which had not already been repurchased by the Company and included in the totals above.